Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	€ 719,527	€ 635,042	€ 1,739,761	€ 1,571,091
Cost of sales	(294,626)	(250,964)	(757,362)	(637,405)
Gross profit	424,901	384,078	982,399	933,686
Operating expenses
Selling and distribution expenses	(186,008)	(162,771)	(449,899)	(407,427)
General and administrative expenses	(32,518)	(32,960)	(94,758)	(89,511)
Foreign exchange gain (loss)	(3,520)	9,507	(13,711)	206
Other income, net	196	127	12,777	380
Profit from operations	203,051	197,981	436,808	437,334
Finance cost, net	(43,009)	(18,302)	(85,963)	(68,692)
Profit before tax	160,042	179,679	350,845	368,642
Income tax expense	(50,459)	(50,451)	(108,848)	(114,182)
Net profit	109,583	129,228	241,997	254,460
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	17,926	(113,317)	55,753	(70,889)
Other comprehensive income (loss), net of tax	17,926	(113,317)	55,753	(70,889)
Total comprehensive income	€ 127,509	€ 15,911	€ 297,750	€ 183,571
Earnings per share
Basic	€ 0.6	€ 0.69	€ 1.32	€ 1.36
Diluted	€ 0.6	€ 0.69	€ 1.32	€ 1.36